Segment reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment reporting	Segment reporting
The Group is comprised of a single reportable segment organized around automotive technology and connectivity services. for smart vehicles. The Group generates revenues from its technology products and services using its capabilities in delivering turnkey solutions for next-generation smart vehicles, system on a chip, central computing platforms and software. The Group derives its revenue primarily in PRC and manages its activities on a consolidated basis.
The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s chief executive officer does not segregate the Group’s business by product or service.

The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical information is presented.
The CODM evaluates performance for its single reportable segment based on total revenues, gross profit, operating expenses excluding share-based compensation expense and loss from operation.
The following table presents financial information with respect to the Group’s single reportable segment:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Total revenues	662,226	771,530	847,858
Total cost of revenues	(483,608)	(611,431)	(686,596)
Gross profit	178,618	160,099	161,262
Operating expenses excluding share-based compensation expense[1]	(333,500)	(302,051)	(229,376)
Share-based compensation expense	24,866	19,056	13,341
Total operating expenses	(308,634)	(282,995)	(216,035)
Loss from operation	(130,016)	(122,896)	(54,773)
Interest income	4,313	3,078	3,710
Interest expense	(11,239)	(18,568)	(23,772)
(Loss) gain from equity method investments	(6,142)	5,611	1,236
Other non-operating (expenses) income , net	(1,340)	(4,766)	5,904
Loss before income taxes	(144,424)	(137,541)	(67,695)
Income tax benefit (expense)	525	(210)	(1,244)
Net loss	(143,899)	(137,751)	(68,939)
[1] This measure is not in accordance with, or an alternative to GAAP. The Group excludes share-based compensation expense since it is non-cash in nature and its valuation and measurement depends on factors such as volatility not reflective of the Group’s operating performance.

Major Customer
Revenues from a group of customer entities under common control in the segment represented US$537,053, US$671,982, US$754,462, or 81.0%, 87.1% and 89.0% for the years ended December 31, 2023, 2024 and 2025, respectively.